Taxes (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred income tax of asset	R$ 70,206	R$ 61,668	R$ 59,259
Deferred income tax of liabilities	11,950
Deferred tax assets	88	273
Taxable Entity [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax of asset	58,859	53,691
Deferred income tax of liabilities	R$ 603	R$ 560